UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Hard Assets Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.
Worldwide Hard Assets Fund
Schedule of Investments
March 31, 2007 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.1%
Argentina: 0.3%
453,000	Trefoil Ltd. (NOK) *	$2,392,330

Australia: 5.7%
3,975,540	Aviva Corp. Ltd. * #	173,644
907,978	BHP Billiton PLC (GBP) #	20,174,143
2,254,000	Iluka Resources Ltd. @ #	10,735,749
5,316,000	Lihir Gold Ltd. * @ #	13,923,861
107,379	NGM Resources Ltd. * #	46,268
		45,053,665

Brazil: 3.7%
606,000	Cia Vale do Rio Doce (ADR)	22,415,940
67,000	Petroleo Brasileiro S.A. (ADR)	6,667,170
		29,083,110

Canada: 15.7%
556,000	Agnico-Eagle Mines Ltd. (USD) @	19,693,520
42,500	Agnico-Eagle Mines Ltd. (USD)
	Warrants ($19.00,
	expiring 11/07/07) *	743,325
336,000	Barrick Gold Corp.	9,592,800
1,614,800	Brazilian Resources, Inc. * #	106,721
96,600	CIC Energy Corp. * R	1,265,966
80,000	FNX Mining Co., Inc. *	1,753,140
534,152	Goldcorp, Inc. (USD)	12,830,331
83,000	Killam Properties, Inc. *	184,758
725,000	Killam Properties, Inc. * R	1,613,908
211,855	Kinross Gold Corp. *	2,925,050
1,096,500	Kinross Gold Corp. (USD) * @	15,120,735
732,000	Miramar Mining Corp. *	3,480,883
720,000	Northern Orion Resources, Inc. *	2,881,247
536,000	Northern Orion Resources, Inc.
	Warrants (CAD 2.00, expiring 5/29/08) * R	1,309,242
430,000	OPTI Canada, Inc. *	7,404,418
99,000	Penn West Energy Trust	2,912,975
73,000	Petro-Canada (USD)	2,862,330
14,800	Petrolifera Petroleum Ltd. *	245,384
722,400	Petrolifera Petroleum Ltd. * R	11,976,364
246,500	Petrolifera Petroleum Ltd.
	Warrants (CAD 3.00, expiring 5/8/07) * R	3,446,089
330,000	Silver Wheaton Corp. * @	3,124,210
27,200	Suncor Energy, Inc.	2,069,744
48,800	Suncor Energy, Inc. (USD)	3,725,880
351,600	SXR Uranium One, Inc. * @	4,831,158
363,400	SXR Uranium One, Inc. * R	5,028,348
182,700	Timberwest Forest Corp.	2,910,224
11,300	Timberwest Forest Corp. R	179,997
		124,218,747

France: 2.0%
222,000	Total S.A. (ADR)	15,491,160

Indonesia: 0.0%
165,000	Medco Energi Internasional
	Tbk PT #	64,562

Nwtherlands: 2.4%
359,500	Arcelor Mittal (USD) @	19,013,955

Norway: 2.0%
967,498	Seadrill Ltd. * @ #	15,555,113
196,800	Sealift Ltd. *	501,851
		16,056,964

South Africa: 0.5%
410,000	Exxaro Resources Ltd. #	3,690,854

United Kingdom: 3.6%
728,100	Randgold Resources Ltd. (ADR)	17,408,871
221,333	Xstrata PLC # *	11,367,198
		28,776,069

United States: 60.2%
651,000	AK Steel Holding Corp. *	15,226,890
586,700	Alpha Natural Resources, Inc. * @	9,170,121
145,400	Anadarko Petroleum Corp.	6,249,292
271,000	Apache Corp.	19,159,700
196,000	Arch Coal, Inc. @	6,015,240
479,600	Archer-Daniels-Midland Co.	17,601,320
314,400	Baker Hughes, Inc.	20,791,272
688,600	Bois d’ Arc Energy, Inc. *	9,110,178
331,200	Celanese Corp.	10,214,208
156,200	Complete Production
	Services, Inc. *	3,109,942
16,100	Consol Energy, Inc.	629,993
494,564	Delta Petroleum Corp. * @	11,355,189
115,000	Devon Energy Corp.	7,960,300
195,000	Diamond Offshore Drilling, Inc.	15,785,250
528,000	Ellora Oil & Gas, Inc. * # R	6,281,405
283,000	Exxon Mobil Corp.	21,352,350
221,000	FMC Technologies, Inc. *	15,416,960
667,000	Frontier Oil, Corp.	21,770,880
262,000	GlobalSantaFe Corp.	16,160,160
153,500	Kaiser Aluminum Corp *	11,973,000
270,721	KGEN Power Corp. * # R	4,870,325
300,000	McDermott International, Inc. *	14,694,000
287,800	Mercer International, Inc. * @	3,442,088
120,472	National Oilwell Varco, Inc. *	9,371,517
157,800	NRG Energy, Inc. * @	11,367,912
312,000	Occidental Petroleum Corp.	15,384,720
50,400	Oil States International, Inc. *	1,617,336
286,000	Quicksilver Resources, Inc * @	11,374,220
515,800	Range Resources Corp.	17,227,720
162,000	Schlumberger Ltd.	11,194,200
461,700	Southwestern Energy Co. *	18,920,466
231,500	Sunoco, Inc.	16,306,860
81,000	Tesoro Corp. *	8,134,830
149,000	Teton Energy Corp. *	721,160
314,000	Transocean, Inc. *	25,653,800
623,000	Valero Energy Corp.	40,177,270
369,400	XTO Energy, Inc.	20,246,814
		476,038,888
Total Common Stocks
(Cost: $555,716,665)		759,880,304

EXCHANGE TRADED FUND: 1.0%
United States: 0.9%
(Cost: $7,215,929)
400,000	PowerShares Global
	Water Portfolio ETF	7,476,000

	Principal Amount
REPURCHASE AGREEMENT: 2.9%
State Street Bank & Trust Co.
4.30% (dated 3/31/07, due 4/2/07,
repurchase price $22,759,152,
collateralized by $23,475,000
Federal Home Loan Bank, 3.75%,
due 8/15/08 with a value of
$23,207,244) (Cost: $22,751,000)	$22,751,000	22,751,000
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $585,683,594)		790,107,304
Number of Shares
Short-Term Investment Held as Collateral for Securities Loaned: 12.0%
(Cost: $95,161,320)
95,161,320	State Street Navigator Securities
	Lending Prime Portfolio	95,161,320
Total Investments: 112.0%		885,268,624
(Cost: $677,831,743)
Liabilities in excess of other assets: (12.0)%		(94,930,446)
NET ASSETS: 100.0%		$790,338,178

Glossary:
ADR American Depository Receipt
CAD Canadian Dollar
GBP British Pound
GDR Global Depository Receipt
NOK Norwegian Krone
USD United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $678,732,679, and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation		$ 217,057,513
Gross Unrealized Depreciation		(10,521,568)
Net Unrealized Appreciation		$ 206,535,945

*	Nonincome producing
@	Security fully or partially on loan. Total market value of securities on loan is $92,148,149
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $86,989,843, which represented 11.0% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities are considered liquid, unless otherwise noted, and the market value amounted to $35,971,644, or 4.6% of net assets.

Restricted securities held by the Fund are as follows:

Security	Acquisition Date	Acquisition Cost	Value	% of Net Assets
CIC Energy Corp.	2/8/2007	$ 1,449,000	$ 1,265,966	0.2%
Ellora Oil & Gas Co. (a)	6/30/2006	6,336,000	6,281,405	0.8
KGEN Power Corp. (a)	12/19/2006	3,790,094	4,870,325	0.5
Killam Properties, Inc.	11/11/2003	858,118	1,613,908	0.2
Northern Orion Resources, Inc. Warrants (a)	5/16/2003	—	1,309,242	0.2
Petrolifera Petroleum Ltd.	3/7/2005	853,420	11,976,364	1.5
Petrolifera Petroleum Ltd. Warrants (a)	3/7/2005	—	3,446,089	0.5
SXR Uranium One, Inc.	10/12/2006	2,651,039	5,028,348	0.7
Timberwest Forest Corp.	12/7/1999	90,651	179,997	0.0
		$25,068,260	$35,971,644	4.6%
_____________
(a) - Illiquid security

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Agriculture	2.2%	$ 17,601,320
Chemicals	1.3	10,214,208
Energy	59.7	471,463,454
Industrial Metals	17.9	141,404,010
Paper and Forest	0.8	6,532,309
Precious Metals	12.5	98,996,574
Real Estate	0.2	1,798,666
Transportation	0.1	501,851
Utilities	1.4	11,367,912
Total Common Stocks	96.1	759,880,304
Exchange Traded Fund	1.0	7,476,000
Repurchase Agreement	2.9	22,751,000
	100.0%	$ 790,107,304

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund

Date: May 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: May 29, 2007